Fair Value (Details) - Schedule of Significant Assumptions Which the Group Used to Value - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Black-Sholes-Merton Pricing Model [Member]
Schedule of Monte-Carlo Simulation Model [Line Items]
Expected dividend yield	0.00%
Risk-free interest Rate	3.00%
Black-Sholes-Merton Pricing Model [Member] | Minimum [Member]
Schedule of Monte-Carlo Simulation Model [Line Items]
Stock price (in Dollars per share)	$ 0.19
Exercise price (in Dollars per share)	$ 0.2
Expected term in years	3 days
Volatility	14.00%
Black-Sholes-Merton Pricing Model [Member] | Maximum [Member]
Schedule of Monte-Carlo Simulation Model [Line Items]
Stock price (in Dollars per share)	$ 15.89
Exercise price (in Dollars per share)	$ 17.46
Expected term in years	2 months 19 days
Volatility	98.00%
Black-Sholes-Merton pricing mode [Member]
Schedule of Monte-Carlo Simulation Model [Line Items]
Stock price (in Dollars per share)	$ 1.35
Exercise price (in Dollars per share)	$ 575
Expected term in years	1 year 5 months 15 days
Expected dividend yield	0.00%
Volatility	261.88%
Risk-free interest Rate	4.29%
Black-Sholes-Merton pricing mode [Member] | Minimum [Member]
Schedule of Monte-Carlo Simulation Model [Line Items]
Stock price (in Dollars per share)		$ 35.75
Exercise price (in Dollars per share)		$ 575
Expected term in years		2 years 5 months 15 days
Expected dividend yield		0.00%
Volatility		96.42%
Risk-free interest Rate		4.44%